Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment - Office Furniture and Fixtures [Member]	Apr. 30, 2024
Minimum [Member]
Schedule of Property and Equipment [Line Items]
Office furniture and fixtures	2 years
Maximum [Member]
Schedule of Property and Equipment [Line Items]
Office furniture and fixtures	4 years